Contingent Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities in business combination [abstract]
Summary of Contingent Payment

	2023	2022
Contingent Payments, Beginning of Year	419	—
Initial Recognition	—	600
Liabilities Settled or Payable	(314)	(92)
Re-measurement	59	(89)
Contingent Payments, End of Year	164	419
Less: Current Portion	164	263
Long-Term Portion	—	156

2022
Contingent Payments, Beginning of Year	236
Re-measurement	251
Liabilities Settled	(487)
Contingent Payments, End of Year	—